(Loss) earnings per share (Details Narrative) - shares shares in Millions	9 Months Ended
	May 31, 2024	May 31, 2023
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	15.4	7.4
Restricted Share Unit [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	2.3
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.2	42.0